Business Combination - Schedule of Shares of Common Stock Issued Immediately Following Business Combination (Details) - shares	Dec. 31, 2023	Aug. 22, 2023	Dec. 31, 2022
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)	751,773,361		299,783,421
Sponsor Locked Up Shares
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		694,389
Class A
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)	359,360,386	90,606,346	24,452,565
Class B
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)	320,535,692	574,407,420	171,441,780
Class C
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)	71,877,283	71,877,283
Pre-Business Combination Better Stockholders | Class A
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		40,601,825
Pre-Business Combination Better Stockholders | Class B
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		574,407,420
Pre-Business Combination Better Stockholders | Class C
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		6,877,283
Legacy Aurora Public Shareholders | Class A
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		212,598
Legacy Aurora Public Shareholders | Class B
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		0
Legacy Aurora Public Shareholders | Class C
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		0
Legacy Aurora Non-public Shareholders (Sponsor and affiliates of Aurora)(1) | Class A
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		8,091,923
Legacy Aurora Non-public Shareholders (Sponsor and affiliates of Aurora)(1) | Class B
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		0
Legacy Aurora Non-public Shareholders (Sponsor and affiliates of Aurora)(1) | Class C
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		0
Pre-Closing Bridge Note Investors | Class A
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		40,000,000
Pre-Closing Bridge Note Investors | Class B
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		0
Pre-Closing Bridge Note Investors | Class C
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		65,000,000
Sponsor Share Purchase Investors | Class A
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		1,700,000
Sponsor Share Purchase Investors | Class B
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		0
Sponsor Share Purchase Investors | Class C
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		0